Derivative instruments - Loss(Gain) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Derivative instruments
Realized loss on contracts settled during the year	$ 405,894	$ 327,384
Reversal of opening contracts settled during the year	(164,208)	(112,679)
Unrealized (gain) loss on contracts outstanding at the end of the year	(376,593)	293,773
(Gain) loss on derivative instruments	$ (134,907)	$ 508,478